RETIREMENT BENEFITS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. pension and postretirement benefit plans | Level 1
Defined Benefit Plan Disclosure
Total assets	$ 3,425	$ 4,339
Other investment liabilities	(607)	(683)
Total net assets	2,818	3,656
U.S. pension and postretirement benefit plans | Level 1 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	677	572
U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	412	229
U.S. pension and postretirement benefit plans | Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	177	137
U.S. pension and postretirement benefit plans | Level 1 | Commingled funds
Defined Benefit Plan Disclosure
Total assets		440
U.S. pension and postretirement benefit plans | Level 1 | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1,431	1,760
U.S. pension and postretirement benefit plans | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	1	2
U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	4	4
U.S. pension and postretirement benefit plans | Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total assets	593	691
U.S. pension and postretirement benefit plans | Level 1 | Other investments
Defined Benefit Plan Disclosure
Total assets		92
U.S. pension and postretirement benefit plans | Level 1 | Investments:
Defined Benefit Plan Disclosure
Total assets	3,295	3,927
U.S. pension and postretirement benefit plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	130	412
U.S. pension and postretirement benefit plans | Level 2
Defined Benefit Plan Disclosure
Total assets	5,708	4,526
Other investment liabilities	(60)	(33)
Total net assets	5,648	4,493
U.S. pension and postretirement benefit plans | Level 2 | U.S. equity
Defined Benefit Plan Disclosure
Total assets		5
U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	5
U.S. pension and postretirement benefit plans | Level 2 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	1,132	594
U.S. pension and postretirement benefit plans | Level 2 | U.S. Agency
Defined Benefit Plan Disclosure
Total assets	112	120
U.S. pension and postretirement benefit plans | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	1,396	1,073
U.S. pension and postretirement benefit plans | Level 2 | Foreign government
Defined Benefit Plan Disclosure
Total assets	387	352
U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	346	271
U.S. pension and postretirement benefit plans | Level 2 | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	142	122
U.S. pension and postretirement benefit plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	1,132	1,087
U.S. pension and postretirement benefit plans | Level 2 | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	55	19
U.S. pension and postretirement benefit plans | Level 2 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	52	32
U.S. pension and postretirement benefit plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total assets	37	36
U.S. pension and postretirement benefit plans | Level 2 | Other investments
Defined Benefit Plan Disclosure
Total assets		20
U.S. pension and postretirement benefit plans | Level 2 | Investments:
Defined Benefit Plan Disclosure
Total assets	4,796	3,731
U.S. pension and postretirement benefit plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	906	402
U.S. pension and postretirement benefit plans | Level 2 | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	6	393
U.S. pension and postretirement benefit plans | Level 3
Defined Benefit Plan Disclosure
Total assets	4,239	3,916	4,131
Total net assets	4,239	3,916
U.S. pension and postretirement benefit plans | Level 3 | U.S. equity
Defined Benefit Plan Disclosure
Total assets		51
U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets		19
U.S. pension and postretirement benefit plans | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets		5	5
U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets			1
U.S. pension and postretirement benefit plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	1,524	870	1,014
U.S. pension and postretirement benefit plans | Level 3 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	130	155	187
U.S. pension and postretirement benefit plans | Level 3 | Private equity
Defined Benefit Plan Disclosure
Total assets	2,419	2,474	2,920
U.S. pension and postretirement benefit plans | Level 3 | Other investments
Defined Benefit Plan Disclosure
Total assets	142	121	4
U.S. pension and postretirement benefit plans | Level 3 | Investments:
Defined Benefit Plan Disclosure
Total assets	4,215	3,695	4,131
U.S. pension and postretirement benefit plans | Level 3 | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	24	221
U.S. pension and postretirement benefit plans | Fair value
Defined Benefit Plan Disclosure
Total assets	13,372	12,781
Other investment liabilities	(667)	(716)
Total net assets	12,705	12,065
U.S. pension and postretirement benefit plans | Fair value | U.S. equity
Defined Benefit Plan Disclosure
Total assets	677	628
U.S. pension and postretirement benefit plans | Fair value | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	417	248
U.S. pension and postretirement benefit plans | Fair value | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	177	137
U.S. pension and postretirement benefit plans | Fair value | Commingled funds
Defined Benefit Plan Disclosure
Total assets	1,132	1,034
U.S. pension and postretirement benefit plans | Fair value | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1,431	1,760
U.S. pension and postretirement benefit plans | Fair value | U.S. Agency
Defined Benefit Plan Disclosure
Total assets	112	120
U.S. pension and postretirement benefit plans | Fair value | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	1,397	1,080
U.S. pension and postretirement benefit plans | Fair value | Foreign government
Defined Benefit Plan Disclosure
Total assets	387	352
U.S. pension and postretirement benefit plans | Fair value | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	350	275
U.S. pension and postretirement benefit plans | Fair value | State and municipal securities
Defined Benefit Plan Disclosure
Total assets	142	122
U.S. pension and postretirement benefit plans | Fair value | Hedge funds
Defined Benefit Plan Disclosure
Total assets	2,656	1,957
U.S. pension and postretirement benefit plans | Fair value | Asset-backed securities
Defined Benefit Plan Disclosure
Total assets	55	19
U.S. pension and postretirement benefit plans | Fair value | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	52	32
U.S. pension and postretirement benefit plans | Fair value | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	130	155
U.S. pension and postretirement benefit plans | Fair value | Private equity
Defined Benefit Plan Disclosure
Total assets	2,419	2,474
U.S. pension and postretirement benefit plans | Fair value | Derivatives
Defined Benefit Plan Disclosure
Total assets	630	727
U.S. pension and postretirement benefit plans | Fair value | Other investments
Defined Benefit Plan Disclosure
Total assets	142	233
U.S. pension and postretirement benefit plans | Fair value | Investments:
Defined Benefit Plan Disclosure
Total assets	12,306	11,353
U.S. pension and postretirement benefit plans | Fair value | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	1,036	814
U.S. pension and postretirement benefit plans | Fair value | Other investment receivables
Defined Benefit Plan Disclosure
Total assets	30	614
Non-U.S. pension and postretirement benefit plans | Level 1
Defined Benefit Plan Disclosure
Total assets	2,194	1,760
Non-U.S. pension and postretirement benefit plans | Level 1 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	12	12
Non-U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	88	48
Non-U.S. pension and postretirement benefit plans | Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	31	11
Non-U.S. pension and postretirement benefit plans | Level 1 | Commingled funds
Defined Benefit Plan Disclosure
Total assets	26	26
Non-U.S. pension and postretirement benefit plans | Level 1 | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets		1
Non-U.S. pension and postretirement benefit plans | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	10	1
Non-U.S. pension and postretirement benefit plans | Level 1 | Foreign government
Defined Benefit Plan Disclosure
Total assets	1,806	1,484
Non-U.S. pension and postretirement benefit plans | Level 1 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	162	5
Non-U.S. pension and postretirement benefit plans | Level 1 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets		1
Non-U.S. pension and postretirement benefit plans | Level 1 | Other investments
Defined Benefit Plan Disclosure
Total assets	3	3
Non-U.S. pension and postretirement benefit plans | Level 1 | Investments:
Defined Benefit Plan Disclosure
Total assets	2,138	1,592
Non-U.S. pension and postretirement benefit plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	56	168
Non-U.S. pension and postretirement benefit plans | Level 2
Defined Benefit Plan Disclosure
Total assets	6,158	5,460
Non-U.S. pension and postretirement benefit plans | Level 2 | U.S. equity
Defined Benefit Plan Disclosure
Total assets	12
Non-U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	77	180
Non-U.S. pension and postretirement benefit plans | Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	4,583	4,439
Non-U.S. pension and postretirement benefit plans | Level 2 | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1
Non-U.S. pension and postretirement benefit plans | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	478	379
Non-U.S. pension and postretirement benefit plans | Level 2 | Foreign government
Defined Benefit Plan Disclosure
Total assets	144	129
Non-U.S. pension and postretirement benefit plans | Level 2 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	804	318
Non-U.S. pension and postretirement benefit plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosure
Total assets		3
Non-U.S. pension and postretirement benefit plans | Level 2 | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	1
Non-U.S. pension and postretirement benefit plans | Level 2 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	5	3
Non-U.S. pension and postretirement benefit plans | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total assets	40	3
Non-U.S. pension and postretirement benefit plans | Level 2 | Other investments
Defined Benefit Plan Disclosure
Total assets	9	6
Non-U.S. pension and postretirement benefit plans | Level 2 | Investments:
Defined Benefit Plan Disclosure
Total assets	6,154	5,460
Non-U.S. pension and postretirement benefit plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	4
Non-U.S. pension and postretirement benefit plans | Level 3
Defined Benefit Plan Disclosure
Total assets	300	297	313
Non-U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	48	5	3
Non-U.S. pension and postretirement benefit plans | Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Total assets		32
Non-U.S. pension and postretirement benefit plans | Level 3 | Foreign government
Defined Benefit Plan Disclosure
Total assets	4	5
Non-U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	4	4	107
Non-U.S. pension and postretirement benefit plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosure
Total assets	16	12	14
Non-U.S. pension and postretirement benefit plans | Level 3 | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	6
Non-U.S. pension and postretirement benefit plans | Level 3 | Other investments
Defined Benefit Plan Disclosure
Total assets	219	240	189
Non-U.S. pension and postretirement benefit plans | Level 3 | Investments:
Defined Benefit Plan Disclosure
Total assets	297	297
Non-U.S. pension and postretirement benefit plans | Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	3
Non-U.S. pension and postretirement benefit plans | Fair value
Defined Benefit Plan Disclosure
Total assets	8,652	7,517
Non-U.S. pension and postretirement benefit plans | Fair value | U.S. equity
Defined Benefit Plan Disclosure
Total assets	24	12
Non-U.S. pension and postretirement benefit plans | Fair value | Non-U.S. equity
Defined Benefit Plan Disclosure
Total assets	213	233
Non-U.S. pension and postretirement benefit plans | Fair value | Mutual Funds
Defined Benefit Plan Disclosure
Total assets	4,614	4,482
Non-U.S. pension and postretirement benefit plans | Fair value | Commingled funds
Defined Benefit Plan Disclosure
Total assets	26	26
Non-U.S. pension and postretirement benefit plans | Fair value | U.S. Treasury
Defined Benefit Plan Disclosure
Total assets	1	1
Non-U.S. pension and postretirement benefit plans | Fair value | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total assets	488	380
Non-U.S. pension and postretirement benefit plans | Fair value | Foreign government
Defined Benefit Plan Disclosure
Total assets	1,954	1,618
Non-U.S. pension and postretirement benefit plans | Fair value | Non-U.S. corporate bond
Defined Benefit Plan Disclosure
Total assets	970	326
Non-U.S. pension and postretirement benefit plans | Fair value | Hedge funds
Defined Benefit Plan Disclosure
Total assets	16	15
Non-U.S. pension and postretirement benefit plans | Fair value | Mortgage-backed securities
Defined Benefit Plan Disclosure
Total assets	1	1
Non-U.S. pension and postretirement benefit plans | Fair value | Annuity contracts
Defined Benefit Plan Disclosure
Total assets	11	3
Non-U.S. pension and postretirement benefit plans | Fair value | Derivatives
Defined Benefit Plan Disclosure
Total assets	40	3
Non-U.S. pension and postretirement benefit plans | Fair value | Other investments
Defined Benefit Plan Disclosure
Total assets	231	249
Non-U.S. pension and postretirement benefit plans | Fair value | Investments:
Defined Benefit Plan Disclosure
Total assets	8,589	7,349
Non-U.S. pension and postretirement benefit plans | Fair value | Cash and short-term investments
Defined Benefit Plan Disclosure
Total assets	63	168
U.S. Pension Plans
Defined Benefit Plan Disclosure
Total assets	12,656	11,991	11,561
Allocable interest (as a percent)	99.60%	99.20%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Total assets	$ 50	$ 74	$ 95
Allocable interest (as a percent)	0.40%	0.80%